INVESTMENT MANAGERS SERIES TRUST
235 West Galena Street
Milwaukee, Wisconsin  53212

July 2, 2015

Securities and Exchange Commission
100 F Street, NE
 Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File No. 333-122901
on behalf of the EP Asia Small Companies Fund

The Trust is filing Post-Effective Amendment No. 651 to its Registration Statement under Rule 485(a) (1) to change its principal investment strategy.  In addition, the Fund is changing its name to the EP Emerging Markets Small Companies Fund.

Please direct your comments to the undersigned at (626) 914-1360.  Thank you.

Sincerely,

/s/Joy Ausili

Joy Ausili
Investment Managers Series Trust
Secretary